Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Accrued Expenses and Other Payables [Abstract]
Other payables	$ 296,128	$ 50,201
Due to third parties	40	178
Security deposit	11,159	10,617
Social security payable	524,126	431,262
Salary payable – employees	68,355	55,448
Total	$ 899,808	$ 547,706